Cost of revenue (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Analysis of income and expense [abstract]
Employee salaries and benefits	$ 4,960	$ 4,586
Web hosting fees	1,460	1,177
Third party service fees	3,202	2,123
Other	304	168
Cost of revenue	$ 9,926	$ 8,054